Supplement to the
Fidelity® High Income Fund
Class A, Class M, Class C, Class I, and Class Z
June 29, 2022
Summary Prospectus

Michael Weaver no longer serves as a Co-Portfolio Manager of the fund.

ASPH-SUSTK-0623-101 1.9904778.101	June 7, 2023
Supplement to the
Fidelity® High Income Fund
June 29, 2022
Summary Prospectus

Michael Weaver no longer serves as a Co-Portfolio Manager of the fund.

SPH-SUSTK-0623-104 1.9886600.104	June 7, 2023